Form N-1A Supplement	Oct. 20, 2025
abrdn Ultra Short Municipal Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

abrdn Funds
(the “Trust”)

abrdn Ultra Short Municipal Income Fund
(the “Fund”)

Supplement dated October 20, 2025 to the Fund’s Statutory Prospectus dated February 28, 2025

(the “Prospectus”), as supplemented to date

Effective immediately, the management fees of the Fund are changing to 0.30% from 0.40%. Under “Summary – abrdn Ultra Short Municipal Income Fund”, the expense table in the “Fees and Expenses of the Fund” section on page 80 of the Prospectus is replaced in its entirety by the following:

Effective immediately, under “Summary – abrdn Ultra Short Municipal Income Fund”, the table in the “Example” section on page 81 of the Prospectus is replaced in its entirety by the following: